Participative shareholders debentures (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 R$ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 R$ / shares
Participative Shareholders Debentures
Average Price Per Debenture | R$ / shares					R$ 31.35		R$ 43.39
Financial income related to debenture	$ 321	$ 288	$ 274	$ 288
Liability related to debenture	$ 2,528		$ 2,528			$ 2,725